Restructuring costs - Summary of Cost of Initiatives in Profit from Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Employee benefit costs	£ 26	£ 0	£ (26)
Depreciation, amortisation and impairment costs	19	0	39
Other operating expenses	21	0	(15)
Business combination integration cost	£ 66	£ 0	£ (2)